Consolidated Statement of Changes in Equity (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Statutory dividends per share	R$ 0.51	R$ 0.16	R$ 0.84
Interest on equity per share			R$ 0.16